Other Financial and Non-financial Liabilities - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Financial And Non Financial Liabilities [Abstract]
Other-financial and non financials liabilities	€ 1,888	€ 5